Premises and Equipment (Tables)	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases	At December 31, 2018, future minimum rental commitments under this operating lease was as follows:

Year Ending December 31,	Amount
2019	$71,795
2020	76,452
2021	46,182
$194,429